Clarkston Partners Fund
FUND SUMMARY Clarkston Partners Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Clarkston Partners Fund - USD ($)	Founders Class	Institutional Class
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (Load)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Clarkston Partners Fund		Founders Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.26%	0.41%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses		1.09%	1.24%
Fee Waiver and Expense Reimbursement	[2]	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.88%	1.03%
[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year.
[2]	Clarkston Capital Partners, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.85% of the Fund's average daily net assets for each of the Founders Class shares and the Institutional Class shares. This agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue this waiver without the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Clarkston Partners Fund - USD ($)	1 Year	3 Years
Founders Class	90	317
Institutional Class	105	363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover is not available.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. small and medium market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

As a non-principal investment strategy, the Fund also may invest in exchange traded funds as well as American Depository Receipts, which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

As of the date of this Prospectus, the Adviser considers small and medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations below that of the largest company based on market capitalization in the Russell 2500® Index. Because small and medium market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of July 31, 2015, the market capitalization of the largest company based on market capitalization in the Russell 2500® Index was $16.476 billion.

The Fund seeks to achieve superior long-term investment returns while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies believed to be of high quality and believed to be undervalued relative to their future growth potential. Clarkston Capital Partners, LLC (the “Adviser”) refers to this investment philosophy as Quality Value.

The Fund defines high quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 25-35 companies.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk. The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk. There is no performance history for investors of the Fund to evaluate, as the Fund is newly formed.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Clarkston Fund
FUND SUMMARY Clarkston Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Clarkston Fund Institutional Class USD ($)
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Clarkston Fund Institutional Class
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.85%	[1]
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver and Expense Reimbursement	(0.65%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.72%
[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year.
[2]	Clarkston Capital Partners, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.70% of the Fund's average daily net assets for the Institutional Class shares. This agreement is in effect through January 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rate set forth above. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue this waiver without the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Clarkston Fund | Institutional Class | USD ($)	74	341

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover is not available.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. large market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities.

As a non-principal investment strategy, the Fund also may invest in exchange traded funds as well as American Depository Receipts, which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Adviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations above that of the smallest company based on market capitalization in the S&P500® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of July 31, 2015, the market capitalization of the smallest company based on market capitalization in the S&P500® Index was $2.574 billion.

The Fund seeks to achieve superior long-term investment returns while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies believed to be of high quality and believed to be undervalued relative to their future growth potential. Clarkston Capital Partners, LLC (the “Adviser”) refers to this investment philosophy as Quality Value.

The Fund defines high quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 25-35 companies.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies.

Large-Capitalization Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Adviser Risk. The Adviser has a limited history of managing mutual funds for investors to evaluate.

New Fund Risk. There is no performance history for investors of the Fund to evaluate, as the Fund is newly formed.

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.